Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments

	As at 31 December
	2019 RMB’000	2020 RMB’000
Current derivative financial instrument assets
Foreign exchange options	263	—

Current derivative financial instrument liabilities
Foreign exchange options	799	—

Reconciliation of hedging reserves in cash flow

Swaps contracts
RMB’000
As at 31 December 2019	—
Add: Change in fair value of hedging instrument recognized in OCI	(63,840)
Less: Reclassified to the cost of inventory – not included in OCI	63,840

As at 31 December 2020	—

Reconciliation of hedging reserves in income statement

	2019 RMB’000	2020 RMB’000
Net losses on foreign exchange options not qualifying as hedges included in Other gains – net (Note 9)	(12,315)	(376)

The aggregate net foreign exchange gains/(losses) recognized in the income statement

	2019 RMB’000	2020 RMB’000
Net foreign exchange gains included in Other gains – net (Note 9)	2,648	12,248
Net foreign exchange gains/(losses) included in Finance income/(expenses) (Note 10)	18,571	(5,514)

Total net foreign exchange recognized in profit before income tax for the year	21,219	6,734

Net reversal of impairment losses on financial assets recognized in income statement

	2019 RMB’000	2020 RMB’000
Impairment losses
- movement in loss allowance for trade receivables	—	(634)
Recoveries on previously written off receivables (Note 23(a))	—	121,550
Reversal of previous impairment losses	59	—

Net reversal of impairment losses on financial assets	59	120,916

Maturity analysis for financial liabilities

Contractual maturities of financial liabilities 31 December 2019	Less than 1 year RMB’000	Between 1 and 2 years RMB’000	Between 2 and 5 years RMB’000	Over 5 years RMB’000	Total RMB’000
Non-derivatives
Borrowings	1,575,176	—	—	—	1,575,176
Lease liabilities	11,700	8,846	2,435	495	23,476
Bills payables	673,900	—	—	—	673,900
Trade payables	2,142,402	—	—	—	2,142,402
Other payables	747,133	—	—	—	747,133
Amounts due to related parties	5,702,728	—	—	—	5,702,728

	10,853,039	8,846	2,435	495	10,864,815

Derivatives
Derivative financial instruments	799	—	—	—	799

Contractual maturities of financial liabilities 31 December 2020	Less than 1 year RMB’000	Between 1 and 2 years RMB’000	Between 2 and 5 years RMB’000	Over 5 years RMB’000	Total RMB’000
Non-derivatives
Borrowings	1,558,702	—	—	—	1,558,702
Short-term bonds	3,023,614	—	—	—	3,023,614
Lease liabilities	9,373	2,136	1,090	103	12,702
Bills payables	26,196	—	—	—	26,196
Trade payables	1,294,138	—	—	—	1,294,138
Other payables	1,498,503	—	—	—	1,498,503
Amounts due to related parties	3,655,724	—	—	—	3,655,724

	11,066,250	2,136	1,090	103	11,069,579

Recurring fair value measurements

Recurring fair value measurements As at 31 December 2019	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000
Financial assets
Financial assets at fair value through other comprehensive income
Trade and bill receivables	—	1,540,921	—	1,540,921
Equity investments	—	—	5,000	5,000
Structured deposits	—	—	3,318,407	3,318,407
Foreign exchange options	—	263	—	263

	—	1,541,184	3,323,407	4,864,591

Financial liabilities
Foreign exchange options	—	799	—	799

Recurring fair value measurements As at 31 December 2020	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000
Financial assets
Financial assets at fair value through other comprehensive income
Trade and bill receivables	—	1,207,114	—	1,207,114
Equity investments	—	—	5,000	5,000

	—	1,207,114	5,000	1,212,114

Changes in level 3 items

	Equity investments RMB’000	Structured deposits RMB’000	Total RMB’000
As at 31 December 2018	—	2,719,811	2,719,811

Acquisitions	5,000	3,800,000	3,805,000
Disposals	—	(3,200,000)	(3,000,000)
Fair value change	—	(1,404)	(1,404)

As at 31 December 2019	5,000	3,318,407	3,323,407

Acquisitions	—	7,600,000	7,600,000
Disposals	—	(10,900,000)	(10,900,000)
Fair value change	—	(18,407)	(18,407)

As at 31 December 2020	5,000	—	5,000